Lease Arrangements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS
a.	Right-of-use assets

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$7,036,887	$5,840,779	$208,005
Buildings and improvements	2,121,797	2,548,838	90,771
Machinery and equipment	588,443	181,065	6,448
Other equipment	45,094	49,930	1,778

	$9,792,221	$8,620,612	$307,002

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$824,268	$702,996	$25,035

Depreciation charge for right-of-use assets
Land	$215,301	$214,682	$7,645
Buildings and improvements	307,708	370,458	13,193

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Machinery and equipment	$507,443	$335,039	$11,932
Other equipment	25,006	26,701	951

	$1,055,458	$946,880	$33,721
The amounts disclosed above with respect to the right-of-use assets did not include the right-of-use assets that meet the definition of investment properties.

b.	Lease liabilities

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$632,802	$774,444	$27,580
Non-current	$5,176,123	$5,101,386	$181,673

The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2019	2020

Land (%)	0.54-4.90	0.54-8.00
Buildings and improvements (%)	0.30-8.62	0.54-8.84

c.	Material lease-in activities and terms

The Group leases land and buildings for the use of plants and offices with remaining lease terms of 1-54 years and 1-30 years, respectively. For the leasehold land located in the R.O.C., the Group has extension options at the expiry of the lease periods. However, the government has the right to adjust the lease payments on the basis of changes in announced land value prices and also has the right to terminate the lease contract under certain circumstances. The Group does not have bargain purchase options to acquire the leasehold land and buildings at the expiry of the lease periods. In addition, the Group is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.

d.	Subleases

In addition to the sublease transactions described in Note 17, the Group did not have other sublease transactions.

e.	Other lease information

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$421,924	$682,142	$24,293
Expenses relating to low-value assets leases	$4,473	$5,433	$193
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$53,403	$43,112	$1,535
Total cash outflow for leases	$(1,511,277)	$(1,854,456)	$(66,042)

The Group elected to apply the recognition exemption for qualifying short-term leases and low-value asset leases and, thus, did not recognize right-of-use assets and lease liabilities for these leases.